Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	$ 11,268,910	$ 1,464,760
Financial liabilities	3,036,236	2,282,422
Cash And Cash Equivalents [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	11,258,870	1,384,720
Loans and receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets
Other receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial assets	10,040	80,040
Financial liabilities at amortised cost, category [member] | Trade And Other Payables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	762,453	938,247
Financial liabilities at amortised cost, category [member] | Accrued Expenses [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	1,433,106	1,339,822
Financial liabilities at amortised cost, category [member] | Loans1 [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	523,920
At fair value through profit and loss [member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Financial liabilities	$ 316,757	$ 4,353